Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2024	2023

Raw materials	$200	$229
Inventory in progress	1,559	1,301
Finished goods	6,111	5,260
Net – advances from customers	-	(720)

	$7,870	$6,070